UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

May 13, 2016 to June 10, 2016

Commission File Number of issuing entity: 333-171508-01

Central Index Key Number of issuing entity: 0001530219

GS Mortgage Securities Trust 2011-GC5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-171508

Central Index Key Number of depositor: 0001004158

GS Mortgage Securities Corporation II

(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company

(Central Index Key Number: 0001541502)

Citigroup Global Markets Realty Corp.

(Central Index Key Number: 0001541001)

(Exact name of sponsor as specified in its charter)

Leah Nivison (212) 902-1000; Cirino Emanuele (212) 816-5614

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

45-6538212

45-6538166

45-6538343

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5614

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒
A-2	☐	☐	☒
A-3	☐	☐	☒
A-4	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

On June 10, 2016, a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by GS Mortgage Securities Corporation II (the “Depositor”) and held by GS Mortgage Securities Trust 2011-GC5 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from May 13, 2016 to June 10, 2016.

The Depositor most recently filed a Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on February 12, 2016. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 13, 2016. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 16, 2016. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

Item 1A.	Asset-Level Information.

Not applicable

Item 1B.	Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3.	Sales of Securities and Use of Proceeds.

None

Item 4.	Defaults Upon Senior Securities.

Not applicable

Item 5.	Submission of Matters to a Vote of Security Holders.

None

Item 6.	Significant Obligors of Pool Assets.

The Park Place Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. With respect to the Park Place Mall mortgage loan, the most recent unaudited net operating income for the period January 1, 2016 through March 31, 2016 was $5,432,840.

The 1551 Broadway mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. With respect to the 1551 Broadway mortgage loan, the most recent unaudited net operating income for the period January 1, 2016 through March 31, 2016 was $4,706,942.

American Eagle Outfitters, Inc., the guarantor of the lease of the sole tenant at the mortgaged property that secures the 1551 Broadway mortgage loan, constitutes a significant obligor within the meaning of Item 1101(k)(1) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. There are no current updates to the financial information required under Item 1112(b) of Regulation AB at this time.

Item 7.	Change in Sponsor Interest in Securities.

None

Item 8.	Significant Enhancement Provider Information.

None

Item 9.	Other Information.

None

Item 10.	Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the June 10, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ Leah Nivison
Leah Nivison, Chief Executive Officer

Date: June 24, 2016

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the June 10, 2016 distribution.